Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 99.7%
CONSUMER DISCRETIONARY 7.2%
	DISTRIBUTION/WHOLESALE 4.0%
53,600	Pool Corp.	$ 17,056,056
	ENTERTAINMENT 3.2%
72,195	Churchill Downs, Inc.	13,294,709
		30,350,765
CONSUMER STAPLES 1.8%
	FOOD 1.8%
59,800	J & J Snack Foods Corp.	7,742,306
FINANCIALS 13.4%
	INSURANCE 13.4%
154,992	American Financial Group, Inc.	19,053,167
372,500	Arch Capital Group Ltd.(1)	16,963,650
321,288	W R Berkley Corp.	20,748,779
		56,765,596
HEALTHCARE 12.6%
	ELECTRONICS 3.3%
12,800	Mettler-Toledo International, Inc.(1)	13,876,736
	HEALTHCARE PRODUCTS 2.7%
17,200	Cooper Cos., Inc.	4,539,080
42,200	STERIS PLC	7,017,016
		11,556,096
	HEALTHCARE SERVICES 6.6%
37,700	Chemed Corp.	16,458,312
63,000	IQVIA Holdings, Inc.(1)	11,411,820
		27,870,132
		53,302,964
INDUSTRIALS 20.9%
	AEROSPACE/DEFENSE 5.7%
63,583	HEICO Corp.	9,154,680
28,400	TransDigm Group, Inc.	14,904,888
		24,059,568
	BUILDING MATERIALS 3.3%
61,800	Lennox International, Inc.	13,761,006
	COMMERCIAL SERVICES 5.0%
34,400	Cintas Corp.	13,353,736
231,049	Rollins, Inc.	8,012,779
		21,366,515
	ENGINEERING & CONSTRUCTION 2.8%
134,900	Exponent, Inc.	11,826,683
	ENVIRONMENTAL CONTROL 2.5%
77,750	Waste Connections, Inc.	10,506,358
	SOFTWARE 1.6%
19,400	Roper Technologies, Inc.	6,977,016
		88,497,146
INFORMATION TECHNOLOGY 38.8%
	AEROSPACE/DEFENSE 4.8%
60,400	Teledyne Technologies, Inc.(1)	20,383,188
	COMMERCIAL SERVICES 5.4%
82,400	Gartner, Inc.(1)	22,799,256
Shares		Value
COMMON STOCKS 99.7% (continued)
INFORMATION TECHNOLOGY 38.8% (continued)
	COMPUTERS 6.1%
147,200	CGI, Inc.(1)	$ 11,075,328
39,800	EPAM Systems, Inc.(1)	14,415,162
		25,490,490
	SOFTWARE 19.9%
45,400	ANSYS, Inc.(1)	10,065,180
149,600	Cadence Design Systems, Inc.(1)	24,449,128
39,900	Fair Isaac Corp.(1)	16,439,199
35,800	Fiserv, Inc.(1)	3,349,806
66,708	Jack Henry & Associates, Inc.	12,158,867
51,200	Tyler Technologies, Inc.(1)	17,792,000
		84,254,180
	TELECOMMUNICATIONS 2.6%
49,000	Motorola Solutions, Inc.	10,974,530
		163,901,644
MATERIALS 2.3%
	PACKAGING & CONTAINERS 2.3%
100,700	AptarGroup, Inc.	9,569,521
REAL ESTATE 2.7%
	REITS 2.7%
183,300	Equity Lifestyle Properties, Inc. REIT	11,518,572
TOTAL COMMON STOCKS (Cost $317,667,161)		421,648,514
SHORT-TERM INVESTMENTS 0.2%
	MONEY MARKET FUNDS 0.2%
1,035,240	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(2)	1,035,240
TOTAL SHORT-TERM INVESTMENTS (Cost $1,035,240)		1,035,240
TOTAL INVESTMENTS IN SECURITIES 99.9% (Cost $318,702,401)		$422,683,754
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		451,255
NET ASSETS(3) 100.0%		$423,135,009

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of September 30, 2022.
(3)
For federal income tax purposes, the aggregate cost was
$318,702,401, aggregate gross unrealized appreciation
was $116,133,270, aggregate gross unrealized
depreciation was $12,151,917 and the net unrealized
appreciation was $103,981,353.

REITs	Real Estate Investment Trusts.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$421,648,514	$—	$—	$421,648,514
Short-Term Investments	1,035,240	—	—	1,035,240
Total Investments in Securities	$422,683,754	$—	$—	$422,683,754

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.